Schedule of Investments(a)
March 31, 2022
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.03%
Biotechnology–13.47%
AbbVie, Inc.(b)	49,091	$7,958,142
Alnylam Pharmaceuticals, Inc.(c)	9,115	1,488,388
Amgen, Inc.	7,582	1,833,479
Arcus Biosciences, Inc.(c)	15,368	485,014
Argenx SE, ADR (Netherlands)(c)	3,166	998,272
BioCryst Pharmaceuticals, Inc.(c)	15,650	254,469
Biohaven Pharmaceutical Holding Co. Ltd.(c)	12,862	1,525,047
Genmab A/S, ADR (Denmark)(c)	31,161	1,127,405
Gilead Sciences, Inc.	18,401	1,093,939
Halozyme Therapeutics, Inc.(c)	25,346	1,010,799
Horizon Therapeutics PLC(c)	25,466	2,679,278
Legend Biotech Corp., ADR(c)	5,249	190,749
Natera, Inc.(c)	18,736	762,181
Regeneron Pharmaceuticals, Inc.(c)	7,383	5,156,435
Seagen, Inc.(c)	5,385	775,709
United Therapeutics Corp.(c)	5,631	1,010,258
Veracyte, Inc.(b)(c)	12,002	330,895
Zentalis Pharmaceuticals, Inc.(c)	7,952	366,905
		29,047,364
Health Care Distributors–1.16%
AmerisourceBergen Corp.	16,159	2,499,959
Health Care Equipment–19.14%
Abbott Laboratories	27,867	3,298,338
AtriCure, Inc.(c)	7,833	514,393
Axonics, Inc.(b)(c)	12,727	796,710
DexCom, Inc.(c)	6,675	3,414,930
Edwards Lifesciences Corp.(c)	32,145	3,784,110
Globus Medical, Inc., Class A(c)	25,311	1,867,446
IDEXX Laboratories, Inc.(c)	10,957	5,994,137
Inari Medical, Inc.(c)	14,324	1,298,327
Inmode Ltd.(c)	7,875	290,666
Insulet Corp.(c)	8,009	2,133,518
Intuitive Surgical, Inc.(c)	21,487	6,482,198
Penumbra, Inc.(c)	6,580	1,461,615
ResMed, Inc.	5,289	1,282,635
Shockwave Medical, Inc.(c)	8,062	1,671,736
STERIS PLC	5,760	1,392,595
Stryker Corp.	15,630	4,178,681
Tandem Diabetes Care, Inc.(c)	12,031	1,399,085
		41,261,120
Health Care Facilities–5.68%
Acadia Healthcare Co., Inc.(c)	7,719	505,826
HCA Healthcare, Inc.	28,458	7,132,144
Surgery Partners, Inc.(c)	31,892	1,755,654
Tenet Healthcare Corp.(c)	33,226	2,856,107
		12,249,731
Health Care Services–2.37%
AMN Healthcare Services, Inc.(c)	6,357	663,226
CVS Health Corp.	43,857	4,438,767
		5,101,993
Shares		Value
Health Care Supplies–1.69%
Alcon, Inc. (Switzerland)(b)	19,454	$1,543,286
Align Technology, Inc.(c)	1,972	859,792
Cooper Cos., Inc. (The)	2,962	1,236,901
		3,639,979
Health Care Technology–2.41%
Certara, Inc.(c)	16,389	352,036
Doximity, Inc., Class A(c)	5,225	272,170
Evolent Health, Inc., Class A(c)	4,868	157,236
Health Catalyst, Inc.(c)	17,654	461,299
Inspire Medical Systems, Inc.(c)	12,120	3,111,083
Omnicell, Inc.(c)	6,532	845,829
		5,199,653
Life Sciences Tools & Services–18.21%
Agilent Technologies, Inc.	13,872	1,835,682
Bio-Rad Laboratories, Inc., Class A(c)	2,392	1,347,246
Bio-Techne Corp.	5,223	2,261,768
Danaher Corp.	32,278	9,468,106
IQVIA Holdings, Inc.(c)	15,766	3,645,257
Lonza Group AG (Switzerland)	1,924	1,393,906
Medpace Holdings, Inc.(c)	5,618	919,049
Mettler-Toledo International, Inc.(c)	1,609	2,209,463
Quanterix Corp.(c)	13,309	388,490
Repligen Corp.(c)	13,170	2,477,145
Thermo Fisher Scientific, Inc.	17,804	10,515,932
West Pharmaceutical Services, Inc.	6,836	2,807,613
		39,269,657
Managed Health Care–14.51%
Anthem, Inc.	17,906	8,795,785
Humana, Inc.(b)	2,434	1,059,204
Molina Healthcare, Inc.(c)	6,283	2,095,946
UnitedHealth Group, Inc.	37,896	19,325,823
		31,276,758
Pharmaceuticals–18.39%
Arvinas, Inc.(c)	6,309	424,596
AstraZeneca PLC (United Kingdom)	5,397	715,702
AstraZeneca PLC, ADR (United Kingdom)	87,017	5,772,708
Catalent, Inc.(c)	26,212	2,906,911
Eli Lilly and Co.	35,320	10,114,588
Merck & Co., Inc.	20,998	1,722,886
Novo Nordisk A/S, Class B (Denmark)	41,392	4,584,026
Pfizer, Inc.	81,293	4,208,539
Roche Holding AG (Switzerland)	10,598	4,191,247
Zoetis, Inc.	26,563	5,009,516
		39,650,719
Total Common Stocks & Other Equity Interests (Cost $150,555,985)		209,196,933
Money Market Funds–2.73%
Invesco Government & Agency Portfolio, Institutional Class, 0.25%(d)(e)	2,019,375	2,019,375
Invesco Liquid Assets Portfolio, Institutional Class, 0.25%(d)(e)	1,557,944	1,557,477

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.16%(d)(e)	2,307,857	$2,307,857
Total Money Market Funds (Cost $5,884,750)		5,884,709
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $156,440,735)		215,081,642
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–2.13%
Invesco Private Government Fund, 0.31%(d)(e)(f)	1,381,280	1,381,280
Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 0.34%(d)(e)(f)	3,223,309	$3,222,987
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $4,604,078)		4,604,267
TOTAL INVESTMENTS IN SECURITIES–101.89% (Cost $161,044,813)		219,685,909
OTHER ASSETS LESS LIABILITIES—(1.89)%		(4,082,145)
NET ASSETS–100.00%		$215,603,764
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at March 31, 2022.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2022.

	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2022	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$1,179,487	$4,047,711	$(3,207,823)	$-	$-	$2,019,375	$80
Invesco Liquid Assets Portfolio, Institutional Class	958,442	2,891,222	(2,291,303)	(262)	(622)	1,557,477	211
Invesco Treasury Portfolio, Institutional Class	1,347,986	4,625,956	(3,666,085)	-	-	2,307,857	214
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,022,223	7,959,728	(11,600,671)	-	-	1,381,280	505*
Invesco Private Prime Fund	11,718,519	12,464,976	(20,958,650)	190	(2,048)	3,222,987	1,731*
Total	$20,226,657	$31,989,593	$(41,724,532)	$(72)	$(2,670)	$10,488,976	$2,741

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of March 31, 2022.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2022
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2022. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$198,312,052	$10,884,881	$—	$209,196,933
Money Market Funds	5,884,709	4,604,267	—	10,488,976
Total Investments	$204,196,761	$15,489,148	$—	$219,685,909
Invesco V.I. Health Care Fund